Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions
32.	Related party transactions

During year ended December 31, 2022, the Company incurred expenses of $2.6 million ($3.5 million in 2021) for administrative, legal and technical expenses charged from associates, primarily reflected in the consolidated statement of loss.

During the year end December 31, 2022, the Company contributed a donation of $0.5 million to Barkerville Heritage Trust, where an officer of Osisko Development holds a position on the board of directors.

As of December 31, 2022, amounts receivable from associates amounted to $0.2 million ($0.1 million in 2021) and amounts payable to associates totalled $0.4 million ($0.3 million in 2021).

On August 12, 2022, Tintic entered into a metals stream agreement with OBL, a subsidiary of Osisko Gold Royalties for total cash consideration of US$20 million ($26.1 million). The Stream was completed and funds were disbursed to the Company on September 26, 2022.

On December 31, 2022, the former parent Company, Osisko Gold Royalties (“OGR”) held an interest of 44.1% (compared to 75.1% as at December 31, 2021) in Osisko Development Corp. Effective on September 30, 2022, following certain changes made to OGR’s investment agreement with Osisko Development, it was determined that OGR was no longer in a position of control over Osisko Development.